Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2021
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

	As at 31 March 2021
		Annual
		leave and	Litigation	Provision for			Compliance,
	Long	other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	511	596	1,371	530	208	176	1,895	5,287
Additions	50	457	54	—	1	44	493	1,099
Utilisation	(24)	(549)	(1,330)	—	(5)	(53)	(388)	(2,349)
Reversal of unutilised provisions	(16)	(3)	(3)	(46)	—	(14)	(115)	(197)
Balances reclassified to liabilities held for sale (Note 17)	(3)	(8)	(2)	(7)	—	—	—	(20)
Balance as at end of period	518	493	90	477	204	153	1,885	3,820

Litigation and non-lending loss provisions

At 30 September 2020 the Group held a provision for penalties in relation to the AUSTRAC civil proceedings of $1,300 million. This penalty has subsequently been paid.

Compliance, regulation and remediation provisions

Provisions for the Half Year 2021 in respect of compliance, regulation and remediation include:

•	estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners;
•

estimated customer refunds associated with certain ongoing advice service fees charged by authorised representatives of the Group’s wholly owned subsidiaries Securitor Financial Group Limited (Securitor) and Magnitude Group Pty Ltd (Magnitude);

•	refunds for certain Consumer and Business customers that had interest only loans that did not automatically switch, when required, to principal and interest loans; and
•	refunds to certain customers who were provided with business loans where they should have been provided with loans covered by the National Consumer Credit Protection Act 2009 (Cth).

Additions during the Half included:

•	a higher interest rate has been used to determine compensation payments to customers of the Group’s salaried financial planners;
•	an increase in the estimated fees to be refunded to customers of Securitor and Magnitude; and
•	higher estimated costs of completing the Group’s remediation programs as some programs are taking longer to complete than originally assumed.

Certain compliance, regulation and remediation provisions are described further as follows:

Estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners

At balance date, Westpac has a provision of $112 million for customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners during the period 2008 to 2018. A number of estimates and judgements continue to be applied in measuring the provision at 31 March 2021. The provision includes estimated interest and estimated program costs.

Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude

At balance date, Westpac has a provision of $696 million relating to estimated customer remediation costs (including estimated interest on refunded fees and estimated additional costs to run the remediation program) where customers of authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude paid ongoing advice service fees to those representatives and where it is not clear that the services were provided. The ongoing advice service fees were charged during the period from 2008 to 2018. A  number of estimates and judgements continue to be applied in measuring the provision at 31 March 2021.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Restructuring provisions

The Group carries restructuring provisions in relation to changes in business restructures primarily for separation and redundancy costs.

Lease restoration obligations

The lease restoration provision reflects an estimate of the cost of making good leasehold premises at the end of the Group’s property leases. The expected make-good cost is treated as an addition to the right-of-use asset and is depreciated over the life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These regulatory actions may consider a range of subject matter, and in Australia, a number of regulatory investigations and reviews are currently considering potential misconduct in credit and financial services.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority in New Zealand and Hong Kong Monetary Authority are also currently conducting investigations (some of which are industry-wide) involving the Group. Two specific areas of investigation undertaken by ASIC are:

•

Ongoing advice services - A current set of regulatory actions involve investigations by ASIC into alleged ‘fee for no service’ activity. The first relates to ongoing advice services provided by the Group’s former salaried financial planners and by authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude, including whether the corresponding ongoing advice was provided in all circumstances and fee disclosure and renewal obligations were complied with. The second relates to advice service fees charged or deducted from some customer accounts (including platform and superannuation accounts) following the death of the relevant account holder. ASIC’s investigations relate to the periods between 2010 and 2019.

ASIC commenced both of these investigations in 2019 and is examining a range of matters, including whether Westpac had appropriate systems and processes in place to ensure that customers received the advice services that they had paid for, and the processes for ensuring ongoing fees were terminated quickly enough following the death of some members. The Group is continuing to cooperate with ASIC's investigations and remediate affected accounts where appropriate. To date, ASIC has commenced a number of civil penalty proceedings against other financial entities in relation to fee for no service activity.

•

Incorrect interest rates - ASIC is also investigating the sale and assignment of written-off credit card and flexi loan accounts to debt purchasers in relation to certain Westpac and St.George branded debt, where debt purchasers were not provided with correct interest rates. ASIC’s investigation relates to the period between 2008 to 2018.

In addition, there are investigations covering a range of other matters (some of which are industry-wide) that involve or may involve the Group in the future, including:

•	the provision of financial advice, including whether personal advice obligations have been complied with and the conduct of financial planners;
•	investigations by the OAIC in relation to certain practices and systems for compliance with the Privacy Act 1988 (Cth);
•

financial markets conduct, including market activity prior to entering into interest rate swaps with certain customers; Westpac’s practices and processes in relation to deregistered companies, including its engagement with ASIC and rectification of the issue; and the adequacy of fee disclosure charged for our products and services; and

•

other areas such as responsible lending, residential mortgages, credit portfolio management, general insurance, the provision of superannuation (including insurance in superannuation), RBNZ liquidity policy and anti-money laundering and counter-terrorism financing processes and procedures.

The Group has not received any indication of what (if any) action regulators will take following the conclusion of the investigations set out above. No provisions have yet been made in relation to any financial penalty that might arise in the event that regulators were to pursue enforcement proceedings, as any potential future liability of that kind cannot be reliably estimated at this time.

These investigations may result in litigation (including class action proceedings and criminal proceedings), significant fines and penalties, infringement notices, enforceable undertakings, referral to the relevant Commonwealth or State Director of Public Prosecutions for consideration for criminal prosecution, imposition of capital or liquidity requirements, licence revocation or variation, or other action being taken by regulators or other parties. Given the size of Westpac, these investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. Except as otherwise stated, no provision has been recognised in relation to the matters below because liability is not certain and cannot be reliably estimated.

Regulatory litigation

•

On 7 April 2021, ASIC commenced proceedings in the Federal Court against Westpac in relation to the sale of consumer credit insurance (CCI) products to approximately 384 customers. The proceedings relate to allegations that Westpac supplied CCI to certain customers who had not requested or agreed to acquire this product. ASIC is seeking, among other things, declarations of contraventions of certain civil penalty provisions and unspecified monetary penalties relating to the period from 7 April 2015 to 28 July 2015. Westpac has not sold CCI products since 2019.

Class actions

The Group is currently defending the following four class actions:

•

On 5 September 2019, a class action against BTFM and WLIS was commenced in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life cash investment option. The claim follows other industry class actions. It is alleged that BTFM failed to adhere to a number of obligations under the general law, the relevant trust deed and the Superannuation Industry (Supervision) Act 1993 (Cth), and that WLIS was knowingly concerned with BTFM’s alleged contraventions. The damages sought are unspecified.

•

A class action proceeding was commenced in December 2019 in the Federal Court of Australia on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which were the subject of the recent AUSTRAC proceedings. The damages sought are unspecified. However, given the time period in question and the nature of the claims, it is likely that the damages alleged will be significant.

•

On 28 February 2020, a class action was commenced against Westpac, Westpac General Insurance Limited and WLIS in the Federal Court of Australia in relation to Westpac’s sale of CCI. The claim follows other industry class actions. It is alleged that the three entities failed to adhere to a number of obligations in selling CCI in conjunction with credit cards, personal loans and flexi loans. The damages sought are unspecified.

•

On 16 July 2020, a class action was commenced against Westpac and St George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of two class actions commenced against a number of lenders in the auto finance industry. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Another law firm publicly announced in July 2020 that it is preparing to commence a class action against Westpac entities for similar conduct. Westpac has not been served with a claim from that law firm in relation to such conduct. Westpac has not paid flex commissions since 1 November 2018 following an industry-wide ban issued by ASIC.

Westpac is aware from media reports and other publicly available material that other class actions against Westpac entities are being investigated. In July 2020, a law firm publicly stated that it intends to commence a class action against BTFM alleging that since 2014, BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. In August 2020, another law firm announced that it is investigating claims on behalf of persons who in the past 6 years acquired, renewed or continued to hold a financial product (including life insurance) on the advice or recommendation of a financial adviser from Magnitude, Securitor or Westpac. Westpac has not been served with a claim in relation to either of these matters and has no further information about the proposed claims beyond the public statements issued by the law firms involved.

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve prior issues that have the potential to impact our customers, employees, other relevant stakeholders and reputation. These internal reviews continue to identify a number of issues in respect of which we are taking steps or will take steps to put things right so that our customers and employees (as applicable) are not at a disadvantage from certain past practices, including making compensation/remediation payments to customers and providing refunds where identified. These issues include, among other things, compliance with lending obligations (including responsible lending) which is an area of industry focus, the provision of credit in accordance with the National Consumer Credit Protection Act 2009 (Cth), the charging of certain Wealth fees, the processing of corporate actions, payroll processes, regulatory reporting and the way some product terms and conditions are operationalised. By undertaking these reviews we can also improve our processes and controls.

An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims (which could be brought by customers or regulators), compensation/remediation payments and/or refunds identified as part of these reviews.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 (Cth) provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

•	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
•

guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time. The actual liquidity and credit risk exposure varies in line with drawings and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 of the 2020 Annual Report for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Undrawn credit commitments
Letters of credit and guarantees[1]	11,528	12,610	14,746	(9)	(22)
Commitments to extend credit[2]	187,106	184,064	175,794	2	6
Other	69	267	158	(74)	(56)
Total undrawn credit commitments[3]	198,703	196,941	190,698	1	4
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2021 the Group had offered $9.6 billion (30 September 2020: $4.9 billion, 31 March 2020: $5.2 billion) of facilities to customers, which had not yet been accepted.

3.	Includes $0.4 billion (30 September 2020: nil, 31 March 2020: nil) of undrawn credit commitments related to facilities which are held for sale.